INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current
Deferred	5,063,000	(1,065,000)	(1,122,000)
Change in valuation allowance	(5,063,000)	1,065,000	1,122,000
Total